UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA CALIFORNIA MONEY MARKET FUND - SEMIANNUAL REPORTS FOR PERIOD ENDED SEPTEMBER 30, 2006

[LOGO OF USAA]
    USAA(R)

                                 USAA CALIFORNIA
                                        MONEY MARKET Fund

                                  [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

                             S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          6

SHAREHOLDER VOTING RESULTS                                                  10

FINANCIAL INFORMATION

   Portfolio of Investments                                                 11

   Notes to Portfolio of Investments                                        19

   Financial Statements                                                     20

   Notes to Financial Statements                                            23

EXPENSE EXAMPLE                                                             30

ADVISORY AGREEMENT                                                          32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                           THE QUESTION REMAINS: CAN THE
[PHOTO OF CHRISTOPHER W. CLAUS]            FED ENGINEER A 'SOFT LANDING'
                                              FOR THE U.S. ECONOMY?

                                                        "

                                                                    October 2006
--------------------------------------------------------------------------------

         During the third quarter of 2006, the bond market reached an inflection point. The Federal Reserve Board (the Fed) announced that it would pause in its campaign of raising short-term interest rates - a tightening cycle it began in June 2004 in an attempt to slow U.S. economic growth and harness inflation. Although Fed governors remained nervous about inflation, they held rates steady at 5.25% to determine if the "lag effect" of previous rate increases could slow inflation to their comfort zone of 2% annually.

         In response, longer-term bonds rallied. Fixed-income investors seem convinced that the Fed will control inflation and that it will eventually have to start lowering rates to keep the economy from slowing too much. Yields on longer-maturity bonds fell as prices rose. (Bond prices and yields move in opposite directions.) At one point, the yield on a 10-year Treasury was as low as 4.6%.

         The Fed's rate-tightening cycle is only one of the factors that could help keep inflation in check. Another is the recent decline in oil and gasoline prices, where demand has fallen relative to supply. Two other factors are the cooling housing market and the continued importing of inexpensive retail goods and services from overseas.

         The question remains: Can the Fed engineer a "soft landing" for the U.S. economy? If it does, the economy could continue to grow at a healthy clip without causing inflation to rise above the Fed's comfort zone. However, in the past, the Fed has tended to overshoot the mark in rate-tightening cycles, tipping the economy into a recession - sometimes referred to as a "hard landing."

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         Although equity investors should be concerned about a hard-landing scenario, bond investors have the potential to benefit whatever the outcome. In fact, they may feel protected from the risk of inflation because of the Fed's commitment to controlling it. Inflation is one of the worst enemies of a fixed-income investor, because it erodes the purchasing power of both yield and principal. If inflation remains tame and the economy weakens, the Fed could start easing rates. Short-term yields will fall, making longer-term bonds more attractive. Money market funds, however, continue to be an excellent choice for investors seeking liquidity and relative safety.

         Overall, we are pleased with the performance of your tax-exempt bond funds, all of which are four- and five-star overall rated by Morningstar Ratings(TM) (see facing page), and with the strong yields on your tax-exempt money market funds. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         On behalf of all of us at USAA Investment Management, thank you for the opportunity to serve your investment needs. We appreciate your business.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                             # funds
                         for period ending 9/30/2006                             in      # funds  # funds
USAA                                                       Rating              Overall/     in       in
Fund Name             Overall   3-Year   5-Year  10-Year   Category             3-Year    5-Year   10-Year
----------------------------------------------------------------------------------------------------------
CALIFORNIA BOND        ****       4        4        4      Muni California       162       142      116
                                                             Long

FLORIDA TAX-FREE       ****       4        4        4      Muni Florida           90        89       79
  INCOME

NEW YORK BOND          ****       4        4        5      Muni New York         121       105       86
                                                             Long

TAX EXEMPT             *****      5        5        5      Muni National         286       267      199
  LONG-TERM                                                  Long

TAX EXEMPT             *****      5        5        5      Muni National         234       187      120
  INTERMEDIATE-TERM                                          Intermediate

TAX EXEMPT             ****       4        4        4      Muni National         122        86       58
  SHORT-TERM                                                 Short

VIRGINIA BOND          *****      5        5        5      Muni Single State     307       273      214
                                                             Intermediate
----------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER]  REGINA G. SHAFER, CFA
                             USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO SEPTEMBER 30, 2006?

                 The USAA California Money Market Fund performed well for the six-month period. For that time period, the Fund ranked 17 out of 67 California tax-exempt money market funds, according to iMoneyNet, Inc. The Fund had a return of 1.54%, above the average return of 1.45% for the category.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 Since June 2004, the Federal Reserve Board (the Fed) has raised short-term interest rates 17 consecutive times - twice during the reporting period. However, in their August and September meetings, Fed governors opted to leave the federal funds rate unchanged at 5.25% and to evaluate the effect of their prior rate increases on the U.S. economy.

                 During the last six months, one-year notes fell from 3.52% in April to 3.46% in September but topped out at 3.77% in late June, according to the Bond Buyer One-Year Note Index. The BMA Municipal Swap Index, the index of seven-day variable-rate demand notes (VRDNs), began the period at 3.17% and ended it at 3.74%.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITION.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS: CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

                 THE BMA MUNICIPAL SWAP INDEX MEASURES THE YIELD ON SEVEN-DAY VARIABLE-RATE DEMAND NOTES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We made selective purchases of commercial paper and notes when we found attractive yields. A large portion of the portfolio continues to be held in VRDNs. Because the VRDNs that the Fund owns reset daily or weekly, they react very quickly to changes in short-term interest rates, giving us the opportunity to capture more yield while rates are rising. They also possess a demand feature that allows us to sell the bonds at par (100% of face value) with seven-day notice or less.

                 As always, we continue to rely on a team of seasoned credit analysts to evaluate each holding of the portfolio. In an effort to provide our shareholders with as much tax-exempt income as possible, the Fund continues to avoid issues subject to the alternative minimum tax (AMT) for individuals.

WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

                 Positive economic and revenue trends resulted in another round of rating upgrades during the period. The state's general obligation bonds are now rated A1 by Moody's Investors Service, A+ by Standard & Poor's Ratings, and A+ by Fitch Ratings. California's ratings still remain low compared to other states because of its ongoing fiscal challenges and political constraints. However, the state's liquidity and financial position have vastly improved over the past couple of years.

WHAT IS THE OUTLOOK?

                 We believe inflation pressures or a weakening economy could cause the Fed to raise or lower rates. However, it is my opinion that Fed governors will hold rates steady until economic conditions indicate the need for further action. Regardless of what the Fed does over the near term, we will continue to use any short-term increase in rates to enhance the tax-exempt yield of the Fund. Should we see weakness in key economic data, we may extend the portfolio's average maturity to try to lock in higher yields.

                 As always, we will continue working hard on your behalf. Thank you for your confidence and trust in us.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA MONEY MARKET FUND
           (Ticker Symbol: UCAXX)

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and California state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests in high-quality California tax-exempt securities with maturities of 397 days or less.

--------------------------------------------------------------------------------
                                           9/30/06                   3/31/06
--------------------------------------------------------------------------------
Net Assets                             $502.6 Million             $510.9 Million
Net Asset Value Per Share                  $1.00                      $1.00

--------------------------------------------------------------------------------
                                           9/30/06                   3/31/06
--------------------------------------------------------------------------------
Dollar-Weighted Average
  Portfolio Maturity                       27 Days                   19 Days

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/06
--------------------------------------------------------------------------------

3/31/06 TO 9/30/06       1 YEAR       5 YEARS       10 YEARS       7-DAY YIELD
     1.54%*              2.81%         1.46%          2.27%            3.20%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             7-DAY YIELD COMPARISON

                        [CHART OF 7-DAY YIELD COMPARISON]

                              USAA CALIFORNIA
                                MONEY MARKET                  iMONEYNET
                                    FUND                       AVERAGE
                              ---------------                 ---------

 9/26/2005                          2.16%                        2.01%
10/31/2005                          2.22                         2.07
11/28/2005                          2.55                         2.38
12/27/2005                          2.80                         2.58
 1/30/2006                          2.54                         2.41
 2/27/2006                          2.71                         2.55
 3/27/2006                          2.68                         2.53
 4/24/2006                          3.10                         2.95
 5/30/2006                          2.97                         2.78
 6/26/2006                          3.39                         3.21
 7/31/2006                          3.08                         2.98
 8/28/2006                          3.08                         2.91
 9/25/2006                          3.16                         3.00

                                   [END CHART]

                   DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/25/06.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. All State Specific California SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
                  TOP 10 INDUSTRIES
                  (% of Net Assets)
---------------------------------------------------

General Obligation                            24.0%

Appropriated Debt                             13.2%

Education                                      8.8%

Special Assessment/Tax/Fee                     8.7%

Electric/Gas Utilities                         8.0%

Hospital                                       7.0%

Water/Sewer Utility                            5.6%

Multifamily Housing                            5.1%

Community Service                              4.6%

Sales Tax                                      3.7%
---------------------------------------------------

                    PORTFOLIO MIX
                       9/30/06

                          [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                    85.0%
Fixed-Rate Instruments                        13.4%
Put Bonds                                      1.1%

                    [END CHART]

                 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL
                 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-18.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE OF $10,000

        [CHART OF CUMULATIVE PERFORMANCE]

                                     USAA CALIFORNIA
                                       MONEY MARKET
                                          FUND
                                     ---------------
09/30/96                               $10,000.00
10/31/96                                10,026.86
11/30/96                                10,051.74
12/31/96                                10,080.95
01/31/97                                10,107.42
02/28/97                                10,132.23
03/31/97                                10,158.12
04/30/97                                10,186.56
05/31/97                                10,216.43
06/30/97                                10,246.54
07/31/97                                10,274.78
08/31/97                                10,300.20
09/30/97                                10,330.37
10/31/97                                10,359.15
11/30/97                                10,386.54
12/31/97                                10,418.78
01/31/98                                10,445.88
02/28/98                                10,470.74
03/31/98                                10,498.52
04/30/98                                10,529.33
05/31/98                                10,558.70
06/30/98                                10,589.60
07/31/98                                10,616.82
08/31/98                                10,642.67
09/30/98                                10,669.86
10/31/98                                10,696.08
11/30/98                                10,722.40
12/31/98                                10,748.78
01/31/99                                10,771.88
02/28/99                                10,790.70
03/31/99                                10,816.08
04/30/99                                10,840.39
05/31/99                                10,865.94
06/30/99                                10,893.70
07/31/99                                10,916.70
08/31/99                                10,942.37
09/30/99                                10,967.53
10/31/99                                10,991.87
11/30/99                                11,021.96
12/31/99                                11,051.48
01/31/00                                11,076.85
02/29/00                                11,099.40
03/31/00                                11,126.58
04/30/00                                11,153.61
05/31/00                                11,193.55
06/30/00                                11,225.87
07/31/00                                11,258.05
08/31/00                                11,290.34
09/30/00                                11,320.19
10/31/00                                11,354.04
11/30/00                                11,389.38
12/31/00                                11,420.50
01/31/01                                11,446.82
02/28/01                                11,471.54
03/31/01                                11,494.92
04/30/01                                11,528.44
05/31/01                                11,558.44
06/30/01                                11,582.53
07/31/01                                11,607.37
08/31/01                                11,627.67
09/30/01                                11,645.60
10/31/01                                11,666.40
11/30/01                                11,683.18
12/31/01                                11,695.69
01/31/02                                11,706.96
02/28/02                                11,717.67
03/31/02                                11,728.89
04/30/02                                11,741.01
05/31/02                                11,754.81
06/30/02                                11,764.95
07/31/02                                11,775.88
08/31/02                                11,787.88
09/30/02                                11,798.95
10/31/02                                11,812.93
11/30/02                                11,825.65
12/31/02                                11,835.86
01/31/03                                11,844.74
02/28/03                                11,852.83
03/31/03                                11,861.60
04/30/03                                11,870.81
05/31/03                                11,880.78
06/30/03                                11,887.48
07/31/03                                11,892.25
08/31/03                                11,897.28
09/30/03                                11,902.77
10/31/03                                11,909.20
11/30/03                                11,915.46
12/31/03                                11,922.32
01/31/04                                11,927.83
02/29/04                                11,932.66
03/31/04                                11,937.87
04/30/04                                11,944.31
05/31/04                                11,950.33
06/30/04                                11,956.30
07/31/04                                11,962.67
08/31/04                                11,969.78
09/30/04                                11,979.03
10/31/04                                11,991.36
11/30/04                                12,003.01
12/31/04                                12,016.10
01/31/05                                12,028.35
02/28/05                                12,041.70
03/31/05                                12,056.38
04/30/05                                12,076.43
05/31/05                                12,099.83
06/30/05                                12,119.02
07/31/05                                12,137.73
08/31/05                                12,157.89
09/30/05                                12,179.91
10/31/05                                12,201.02
11/30/05                                12,225.16
12/31/05                                12,254.18
01/31/06                                12,278.70
02/28/06                                12,303.60
03/31/06                                12,332.87
04/30/06                                12,360.58
05/31/06                                12,392.34
06/30/06                                12,426.75
07/31/06                                12,457.11
08/31/06                                12,489.04
09/30/06                                12,521.29

                   [END CHART]

                       DATA FROM 9/30/96 THROUGH 9/30/06.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA California Money Market Fund.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW.

10

 S H A R E H O L D E R
======================----------------------------------------------------------
                        Voting RESULTS

                 On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

                 The following proposals and voting results pertain to one or more series within USAA Tax Exempt Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA California Money Market Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

                 Re-election of the Funds' Board of Trustees.

                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                       TRUSTEES                FOR                VOTES WITHHELD
                 ---------------------------------------------------------------
                 Richard A. Zucker         2,163,420,153            53,327,179
                 Barbara B. Dreeben        2,160,043,095            56,704,237
                 Robert L. Mason, Ph.D.    2,165,149,985            51,597,347
                 Michael F. Reimherr       2,165,100,631            51,646,701
                 Christopher W. Claus      2,165,230,174            51,517,158

PROPOSAL 2
--------------------------------------------------------------------------------

                 Approval of a reorganization plan for the Fund.

                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                     FOR       AGAINST       ABSTAIN            BROKER NON-VOTE*
                 ---------------------------------------------------------------
                 277,143,979   5,784,911       4,179,351           368,358

                 *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

                 The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
                 (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank, N.V., Bank of America, N.A., Citibank, N.A., Citigroup, Inc., Deutsche Postbank, Dexia Credit Local, Goldman Sachs Group, Inc., JP Morgan Chase Bank, Merrill Lynch & Co., Inc., U.S. Bank, N.A., or Wachovia Bank, N.A.
                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                          California State Teachers' Retirement System or Fannie Mae.
                 (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 CCD      Community College District
                 COP      Certificate of Participation
                 CP       Commercial Paper
                 GO       General Obligation
                 MERLOT   Municipal Exempt Receipts-Liquidity Optional Tender
                 MFH      Multifamily Housing
                 PCRB     Pollution Control Revenue Bond
                 P-FLOAT  Puttable Floating Option Tax-Exempt Receipts
                 PRE      Prerefunded to a date prior to maturity

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                 PUTTER   Puttable Tax-Exempt Receipts
                 RB       Revenue Bond
                 ROC      Reset Option Certificates
                 TOC      Tender Option Certificates
                 TRAN     Tax Revenue Anticipation Note
                 USD      Unified School District

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL
   AMOUNT    SECURITY                                                          RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (85.0%)

             CALIFORNIA (81.8%)
  $ 2,830    Alameda Contra Costa Schools Financing Auth.
                COP, Series B (LOC - Bank of Nova Scotia)                      3.63%      7/01/2023        $  2,830
    2,430    Apple Valley COP, Series 2001
                (LOC - Allied Irish Banks plc)                                 3.68       9/01/2015           2,430
    2,000    Coast CCD GO, Series 2006B, PUTTER,
                Series 1417 (INS)(LIQ)(a)                                      3.80       2/01/2024           2,000
   11,000    Corona MFH RB, Series 1985B (NBGA)(a)                             3.62       2/01/2023          11,000
    2,900    El Camino CCD GO, Series 2006B, PUTTER,
                Series 1471 (INS)(LIQ)(a)                                      3.77       8/01/2014           2,900
    3,700    Fremont COP, Series 1991
                (LOC - KBC Bank, N.V.)                                         3.65       8/01/2022           3,700
             Golden State Tobacco Securitization Corp. RB,
    6,720       Series 2003B, TOC Trust,
                Series 2004-B (INS)(LIQ)(a)                                    3.77       6/08/2028           6,720
    3,060       Series 2005A, ROC Trust II-R,
                Series 9023 (LIQ)(INS)(a)                                      3.76       6/01/2038           3,060
    5,700       Series 2005A, ROC Trust II-R,
                Series 9024 (LIQ)(INS)(a)                                      3.76       6/01/2038           5,700
    2,535       Series 2005A, TOC Trust,
                Series Z-5 (INS)(LIQ)(a)                                       3.80       5/06/2022           2,535
    3,505    Hacienda La Puente USD COP
                (LOC - Union Bank of California, N.A.)                         3.90      10/01/2009           3,505
      300    Hanford 1997 COP (LOC - Union Bank of California, N.A.)           3.75       3/01/2008             300
    5,125    Hanford Sewer System RB, Series 1996A
                (LOC - Union Bank of California, N.A.)                         3.75       4/01/2023           5,125
    4,620    Irvine Improvement Bonds, Assessment District 89-10
                (LOC - Bayerische Hypovereinsbank AG)                          3.68       9/02/2015           4,620
             Irvine Public Facilities and Infrastructure Auth. RB,
    1,825       Series 1985 (LOC - State Street Bank and Trust Co.)            3.68      11/01/2010           1,825
    2,065       Series 1987 (LOC - State Street Bank and Trust Co.)            3.68      11/01/2010           2,065
    3,005    Lemoore COP, Series 1995 (LOC - Union Bank
                of California, N.A.)                                           3.84      11/01/2020           3,005
    8,320    Loma Linda Water RB, Series 1995
                (LOC - Union Bank of California, N.A.)                         3.76       6/01/2025           8,320

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL
   AMOUNT    SECURITY                                                          RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
  $15,190    Long Beach USD GO, 1999 Series F,
                ABN AMRO MuniTOPS Certificates Trust,
                Series 2004-34 (LIQ)(INS)(a)                                   3.77%      2/01/2011        $ 15,190
             Los Angeles Department Water and Power RB,
    5,550       Series 2005A, EAGLE Tax-Exempt Trust,
                J Series 20060010 (LIQ)(INS)(a)                                3.77       7/01/2035           5,550
    7,840       Series 2005A-1, PUTTER,
                Series 1262 (LIQ)(INS)(a)                                      3.78       7/01/2013           7,840
   19,920    Los Angeles Senior COP, Series 2000, MERLOT,
                Series 2000 NN (INS)(LIQ)(a)                                   3.77      11/01/2031          19,920
    5,270    Los Angeles USD, Series 2006F,
                Solar Eclipse Certificates,
                Series 2006-0018 (INS)(LIQ)(a)                                 3.76       7/01/2030           5,270
    3,250    Merced Irrigation District RB, Series 2005,
                ROC Trust II-R, Series 512 (LIQ)(INS)(a)                       3.76       9/01/2036           3,250
    4,505    Metropolitan Water District of Southern
                California RB, Series 2005C, P-FLOAT,
                Series PT-3601 (LIQ)(a)                                        3.77       7/01/2031           4,505
    7,800    Monrovia Redevelopment Agency COP,
                Series 1984 (NBGA)                                             3.70      12/01/2014           7,800
    6,945    Montebello Public Financing Auth. Lease RB,
                Series 2004A (LOC - Union Bank of California, N.A.)            3.76      12/01/2034           6,945
    7,115    Moreno Valley COP, Series 1997 (NBGA)                             3.66       6/01/2027           7,115
    3,000    North Orange County Regional Occupational
                Program COP, Series A (INS)(LIQ)                               3.63       9/01/2036           3,000
    2,290    Novato MFH RB, Series 2002
                (LOC - Bank of the West)                                       3.62      10/01/2032           2,290
    1,240    Pasadena COP, Series 2006A, PUTTER,
                Series 1464 (INS)(LIQ)(a)                                      3.80       8/01/2019           1,240
    6,995    Sacramento City Financing Auth. RB,
                Series 2005, P-FLOAT,
                Series PT-3407 (INS)(LIQ)(a)                                   3.77      12/01/2015           6,995
    5,170    Sacramento City Financing Auth.
                Tax Allocation RB, Series 2005A,
                TOC Trust, Series 2006-Z-3 (INS)(LIQ)(a)                       3.80      12/12/2025           5,170
    3,000    Sacramento County Sanitation District
                Financing Auth. RB, Series 2004A, EAGLE
                Tax-Exempt Trust, 20060023-A (INS)(LIQ)(a)                     3.77      12/01/2035           3,000
    6,135    Sacramento Municipal Utility District
                Financing Auth. RB, Series 2006, P-FLOAT,
                Series PT-3467 (INS)(LIQ)(a)                                   3.77       7/01/2021           6,135

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL
   AMOUNT    SECURITY                                                          RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
  $14,960    San Diego CCD GO, Series 2005, ROC Trust II-R,
                Series 7016 (LIQ)(INS)(a)                                      3.76%      5/01/2025        $ 14,960
    1,275    San Diego County COP (LOC - Comerica Bank, N.A.)                  3.70       1/01/2023           1,275
    6,275    San Diego County COP (LOC - Comerica Bank, N.A.)                  3.74      12/01/2028           6,275
   10,430    San Francisco City and County GO,
                Series 2005A, ROC Trust II-R,
                Series 4078 (INS)(LIQ)(a)                                      3.76       6/15/2012          10,430
    2,800    San Joaquin Hills Transportation Corridor Agency RB,
                Series 1993, PUTTER, Series 1409 (LIQ)(a)                      3.81       7/01/2016           2,800
             San Jose USD GO,
    4,120       Series 2006, P-FLOAT,
                Series PT-3497 (INS)(LIQ)(a)                                   3.77       8/01/2022           4,120
    1,410       Series 2006, P-FLOAT,
                Series PZ-115 (INS)(LIQ)(a)                                    3.80       8/01/2026           1,410
    8,840    Santa Monica CCD GO, Series 2005C,
                ABN AMRO MuniTOPS Certificate Trust,
                Series 2005-55 (LIQ)(INS)(a)                                   3.77       8/01/2013           8,840
    6,300    Selma Public Financing Auth. RB, Series 2001A
                (LOC - Allied Irish Banks plc)                                 3.68       9/15/2022           6,300
   16,840    Sonoma County Junior College District GO,
                Series 2002B, ABN AMRO MuniTOPS,
                Series 2005-63 (LIQ)(INS)(a)                                   3.77       8/01/2013          16,840
   18,625    State Economic Recovery RB,
                Series 2004C-21 (LIQ)(INS)                                     3.69       7/01/2023          18,625
    4,100    State Educational Facilities Auth. RB,
                Series 1998A (LOC - Allied Irish Banks plc)                    3.81      12/01/2028           4,100
    1,575    State Financing Auth. PCRB, Series 1996C
                (LOC - JPMorgan Chase Bank, N.A.)                              3.70      11/01/2026           1,575
             State GO,
    5,195       PUTTER, Series 1255 (INS)(LIQ)(a)                              3.78      12/01/2012           5,195
    6,500       Series 2003C-4 (LOC - Bank of America, N.A., The
                Bank of Nova Scotia, and Landesbank
                Hessen-Thuringen)                                              3.67       5/01/2033           6,500
      850       Series 2004A-1 (NBGA)(LOC - Citibank, N.A.)                    3.65       5/01/2034             850
    7,000       Series 2005A-3 (LOC - Bank of America, N.A.)                   3.68       5/01/2040           7,000
    5,950    State Infrastructure and Economic Development Bank RB,
                Series 2001 (LOC - Allied Irish Banks plc)                     3.68      10/01/2027           5,950

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL
   AMOUNT    SECURITY                                                          RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 5,750    State Solid Waste Disposal PCRB,
                Series 2005A (NBGA)                                            3.66%     12/01/2030        $  5,750
    3,200    Statewide Communities Development Auth.
                COP, Series 1998 (LOC - SunTrust Bank)                         3.81       6/01/2013           3,200
             Statewide Communities Development Auth. RB,
    6,050       Series 2001A (LOC - U.S. Bank, N.A.)                           3.67      10/01/2031           6,050
    5,835       Series 2002 (LOC - SunTrust Bank)                              3.74       4/01/2027           5,835
   13,000       Series 2002B                                                   3.64      11/01/2030          13,000
    1,500       Series 2003B                                                   3.64       8/15/2025           1,500
    3,070       Series 2004 (LOC - Comerica Bank, N.A.)                        3.62      12/01/2024           3,070
    2,600       Series 2004M                                                   3.64       4/01/2038           2,600
    7,760       Series 2006A (LOC - Allied Irish Banks plc)                    3.64       5/01/2026           7,760
   18,000    Torrance Hospital RB, Series 1992
                (LOC - JPMorgan Chase Bank, N.A.)                              3.68       2/01/2022          18,000
   13,030    Univ. of California Regents RB, Series 2005G,
                PUTTER, Series 1231 (LIQ)(INS)(a)                              3.78      11/15/2011          13,030
   12,090    Vallejo Housing Auth. MFH Mortgage RB,
                Series 1985A (LOC - Bank of America, N.A.)                     3.67       6/01/2007          12,090
             West Covina Public Financing Auth. Lease RB,
    8,165       Series 2004A (LOC - Union Bank of California, N.A.)            3.76       5/01/2034           8,165
    5,335       Series 2004B (LOC - Union Bank of California, N.A.)            3.76       5/01/2034           5,335
                                                                                                           --------
                                                                                                            411,285
                                                                                                           --------
             PUERTO RICO (3.2%)
             Commonwealth Highway and Transportation Auth. RB,
   12,500       Series 2006A, ROC Trust II-R, Series 636CE
                (LIQ)(LOC - Citigroup, Inc.)(a)                                3.77       8/30/2009          12,500
    2,455       Series L, MACON Trust Variable Certificates,
                Series 2006M (LIQ)(INS)(a)                                     3.74       7/01/2030           2,455
    1,220    Commonwealth Public Improvement Bonds of 2000 GO, MERLOT,
                Series 2000EE (INS)(LIQ)(a)                                    3.75       7/01/2029           1,220
                                                                                                           --------
                                                                                                             16,175
                                                                                                           --------
             Total Variable-Rate Demand Notes (cost: $427,460)                                              427,460
                                                                                                           --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL
   AMOUNT    SECURITY                                                          RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
             PUT BONDS (1.1%)

             PUERTO RICO (1.1%)
  $ 5,500    Industrial, Medical and Environmental Pollution
                Control Facilities Financing Auth. RB,
                Series 1983A (cost: $5,501)                                    3.55%      3/01/2023        $  5,501
                                                                                                           --------
             FIXED-RATE INSTRUMENTS (13.4%)

             CALIFORNIA (10.9%)
    8,700    Community College Financing Auth. 2006 TRAN                       4.50       6/29/2007           8,755
    7,000    East Bay Municipal Utility District CP Notes                      3.55      11/07/2006           7,000
    3,000    Golden State Tobacco Securitization Corp. RB
                (State Appropriation Enhanced),
                  Series 2003B (PRE)                                           5.50       6/01/2018           3,035
    5,000    Northern California Transmission Agency
                CP Notes, Series B (LOC - WestLB AG)                           3.55      12/06/2006           5,000
   10,000    State GO CP Notes                                                 3.54      11/21/2006          10,000
   10,000    State Infrastructure and Economic Development Bank CP Notes,
                Series 2001 (LOC - Bank of America, N.A.)                      3.60      10/04/2006          10,000
    4,000    State Public Works Board RB, Series 2004A                         5.00       6/01/2007           4,034
    2,750    Ventura County 2006-07 TRAN                                       4.50       7/02/2007           2,766
    4,400    Ventura County Public Finance Auth. CP Notes
                (LOC - Bank of Nova Scotia)                                    3.55      12/06/2006           4,400
                                                                                                           --------
                                                                                                             54,990
                                                                                                           --------
             PUERTO RICO (2.5%)
   12,000    Electric Power Auth. RB, Series W (INS)                           7.00       7/01/2007          12,282
                                                                                                           --------
             Total Fixed-Rate Instruments (cost: $67,272)                                                    67,272
                                                                                                           --------

             TOTAL INVESTMENTS (COST: $500,233)                                                            $500,233
                                                                                                           ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at September 30, 2006, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

ASSETS
   Investments in securities (amortized cost approximates market value)      $500,233
   Cash                                                                             1
   Receivables:
      Capital shares sold                                                       1,095
      Interest                                                                  3,363
                                                                             --------
         Total assets                                                         504,692
                                                                             --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                   1,905
      Dividends on capital shares                                                  27
   Accrued management fees                                                        128
   Accrued transfer agent's fees                                                    3
   Other accrued expenses and payables                                              6
                                                                             --------
         Total liabilities                                                      2,069
                                                                             --------
             Net assets applicable to capital shares outstanding             $502,623
                                                                             ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                           $502,621
   Accumulated net realized gain on investments                                     2
                                                                             --------
             Net assets applicable to capital shares outstanding             $502,623
                                                                             ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                502,621
                                                                             ========
   Net asset value, redemption price, and offering price per share           $   1.00
                                                                             ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                              $8,973
                                                                         ------
EXPENSES
   Management fees                                                          794
   Administration and servicing fees                                        254
   Transfer agent's fees                                                    105
   Custody and accounting fees                                               50
   Postage                                                                   11
   Shareholder reporting fees                                                10
   Trustees' fees                                                             6
   Professional fees                                                         32
   Other                                                                      7
                                                                         ------
      Total expenses                                                      1,269
   Expenses paid indirectly                                                 (16)
                                                                         ------
      Net expenses                                                        1,253
                                                                         ------
NET INVESTMENT INCOME                                                     7,720
                                                                         ------
NET REALIZED GAIN ON INVESTMENTS                                              2
                                                                         ------
Increase in net assets resulting from operations                         $7,722
                                                                         ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2006

                                                             9/30/2006      3/31/2006
                                                            -------------------------
FROM OPERATIONS
   Net investment income                                    $   7,720       $  11,298
   Net realized gain on investments                                 2               -
                                                            -------------------------
      Increase in net assets resulting from operations          7,722          11,298
                                                            -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (7,720)        (11,298)
                                                            -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                  262,344         529,628
   Reinvested dividends                                         7,463          10,812
   Cost of shares redeemed                                   (278,101)       (489,035)
                                                            -------------------------
      Increase (decrease) in net assets from capital
         share transactions                                    (8,294)         51,405
                                                            -------------------------
   Net increase (decrease) in net assets                       (8,292)         51,405

NET ASSETS
   Beginning of period                                        510,915         459,510
                                                            -------------------------
   End of period                                            $ 502,623       $ 510,915
                                                            =========================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                262,344         529,628
   Shares issued for dividends reinvested                       7,463          10,812
   Shares redeemed                                           (278,101)       (489,035)
                                                            -------------------------
      Increase (decrease) in shares outstanding                (8,294)         51,405
                                                            =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA California Money Market Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes, with a further objective of preserving capital and maintaining liquidity.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the
                 Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2006.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2006, these custodian and other bank credits reduced the Fund's expenses by $16,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

              exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 1.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2006.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2007, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $794,000, resulting in an effective annualized management fee of 0.31% of the Fund's average net assets for the same period.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

              September 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $254,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2006, the Fund reimbursed the Manager $9,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $105,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2006, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                    NET REALIZED
                                                         COST TO      GAIN TO
                SELLER               PURCHASER          PURCHASER      SELLER
         -----------------------------------------------------------------------
         USAA Tax Exempt            USAA California
           Intermediate-Term Fund     Money Market Fund   $3,046,000     $18,000

(7) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                        PERIOD ENDED
                                        SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                                        ----------------------------------------------------------------------------------
                                             2006           2006         2005           2004           2003           2002
                                        ----------------------------------------------------------------------------------
Net asset value at
   beginning of period                   $   1.00       $   1.00     $   1.00       $   1.00       $   1.00       $   1.00
                                         ---------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                      .02            .02          .01            .01            .01            .02
   Net realized and unrealized gain           .00(c)           -            -            .00(c)           -              -
                                         ---------------------------------------------------------------------------------
Total from investment operations              .02            .02          .01            .01            .01            .02
                                         ---------------------------------------------------------------------------------
Less distributions:
   From net investment income                (.02)          (.02)        (.01)          (.01)          (.01)          (.02)
                                         ---------------------------------------------------------------------------------
Net asset value at end of period         $   1.00       $   1.00     $   1.00       $   1.00       $   1.00       $   1.00
                                         =================================================================================
Total return (%)*                            1.53           2.28          .99            .64           1.13           2.03
Net assets at end of period (000)        $502,623       $510,915     $459,510       $466,287       $482,585       $487,791
Ratio of expenses to average
   net assets (%)**(b)                        .50(a)         .49          .50            .50            .50            .48
Ratio of net investment income
   to average net assets (%)**               3.04(a)        2.26          .99            .64           1.12           1.98

 *  Assumes reinvestment of all net investment income distributions during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
**  For the six-month period ended September 30, 2006, average net assets were
    $506,676,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                             (.01%)         (.01%)       (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)

    (+) Represents less than 0.01% of average net assets.
(c) Represents less than $0.01 per share.

30

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2006, through September 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                     BEGINNING             ENDING               DURING PERIOD*
                                   ACCOUNT VALUE        ACCOUNT VALUE           APRIL 1, 2006 -
                                   APRIL 1, 2006      SEPTEMBER 30, 2006      SEPTEMBER 30, 2006
                                   -------------------------------------------------------------
         Actual                      $1,000.00            $1,015.30                 $2.48
         Hypothetical
            (5% return before
            expenses)                 1,000.00             1,022.61                  2.48

         *Expenses are equal to the Fund's annualized expense ratio of 0.49%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.53% for the six-month period of April 1, 2006, through September 30, 2006.

32

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 19, 2006, the Board, including the Trustees who are not "interested persons" of the Company (the "Independent Trustees"), approved the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and

34

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail California tax-exempt money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         the Board noted that the Fund's management fee rate - which includes advisory and administrative services - was below the median of its expense group and was the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional California tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2005.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the

36

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board considered whether there should be changes to such breakpoint levels and the effect of such changes on the Fund's overall expenses. In this regard, the Board took into account management's discussion of the Fund's breakpoint levels. The Board noted that the Fund's contractual management fee is below or comparable to the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that approval of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

38

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                                                                              39

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40

 N O T E S
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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
              AND ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time ASSISTANCE HOURS
            Monday - Friday,    7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39602-1106                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2006

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 20, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 17, 2006
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    November 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.